SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Unrealized foreign exchange translation loss	$ (480,132)	$ (18,120)	$ (9,179)
Useful life of intangible assets		25 years
Consumer price index	703.01	483.30
Total estimated liabilities	$ 1,070,000
Total estimated assets	$ 1,070,000
Towers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of amortization annual rates		10.00%
Furniture and equipment [Member] | Bottom of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of amortization annual rates		10.00%
Furniture and equipment [Member] | Top of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of amortization annual rates		33.30%